REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS (Details) (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commodity sales	26,039	18,494	20,374
Transportation and other services revenues		4,288	4,528
Commodity costs	25,222	17,959	19,627
Depreciation and amortization		1,242	1,154
Income from equity investments	330	195	233
Income taxes recovery/(expense)		(127)	(520)
Earnings	494	936	1,221
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	135	(229)	(407)
Earnings attributable to Enbridge Inc.	629	707	814
Earnings attributable to Enbridge Inc. common shareholders	446	602	801
Earnings per common share attributable to Enbridge Inc. common shareholders (in Canadian dollars per share)	0.55	0.78	1.07
Diluted earnings per common share attributable to Enbridge Inc. common shareholders (in Canadian dollars per share)	0.55	0.77	1.05
Long-term investments	4,212	3,175
Deferred amounts and other assets	2,662	2,461
Deferred income tax liabilities	2,925	2,483
Retained earnings	2,550	3,173
Accumulated other comprehensive loss	(599)	(1,762)	(1,496)	(984)
As previously reported
Commodity sales		19,101	20,611
Transportation and other services revenues		4,295	4,536
Commodity costs		18,566	19,864
Depreciation and amortization		1,206	1,112
Income from equity investments		160	210
Income taxes recovery/(expense)		(128)	(526)
Earnings		943	1,242
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests		(228)	(409)
Earnings attributable to Enbridge Inc.		715	833
Earnings attributable to Enbridge Inc. common shareholders		610	820
Earnings per common share attributable to Enbridge Inc. common shareholders (in Canadian dollars per share)		0.79	1.09
Diluted earnings per common share attributable to Enbridge Inc. common shareholders (in Canadian dollars per share)		0.78	1.08
Long-term investments		3,386
Deferred amounts and other assets		2,622
Deferred income tax liabilities		2,601
Retained earnings		3,464
Accumulated other comprehensive loss		(1,799)
Adjustment
Commodity sales		(607)	(237)
Transportation and other services revenues		(7)	(8)
Commodity costs		(607)	(237)
Depreciation and amortization		36	42
Income from equity investments		35	23
Income taxes recovery/(expense)		1	6
Earnings		(7)	(21)
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests		(1)	2
Earnings attributable to Enbridge Inc.		(8)	(19)
Earnings attributable to Enbridge Inc. common shareholders		(8)	(19)
Earnings per common share attributable to Enbridge Inc. common shareholders (in Canadian dollars per share)		(0.01)	(0.02)
Diluted earnings per common share attributable to Enbridge Inc. common shareholders (in Canadian dollars per share)		(0.01)	(0.03)
Long-term investments		(211)
Deferred amounts and other assets		(161)
Deferred income tax liabilities		(118)
Retained earnings		(291)
Accumulated other comprehensive loss		37